Intangible Assets - Summary of Intangible Assets (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill	₩ (13,084)	₩ (147)
Broadcasting rights [member] | Frequency Usage Rights For 800 MHzB [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill	227,200
Broadcasting rights [member] | Frequency Usage Rights For 1.8 GHz [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill	547,800
Broadcasting rights [member] | Frequency Usage Rights For 2.1 GHz [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill	₩ 411,700